Supplement to the
Fidelity® Equity-Income Fund
April 1, 2011
Prospectus

Effective November 4, 2011, the following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

James Morrow (lead portfolio manager), Adam Kramer (co-manager), and Ramona Persaud (co-manager) have managed the fund since October 2011.

Effective November 4, 2011, the following information replaces the biographical information found in the "Fund Management" section on page 22.

James Morrow is lead portfolio manager of Fidelity Equity-Income Fund, which he has managed since October 2011. He also manages other Fidelity funds. Since joining Fidelity Investments in 1999, Mr. Morrow has worked as a research analyst and portfolio manager.

Adam Kramer is co-manager of Fidelity Equity-Income Fund, which he has managed since October 2011. He also manages other Fidelity funds. Since joining Fidelity Investments in 2000, Mr. Kramer has worked as a research analyst, a portfolio assistant, and a portfolio manager.

Ramona Persaud is co-manager of Fidelity Equity-Income Fund, which she has managed since October 2011. Since joining Fidelity Investments in 2003, Ms. Persaud has worked as a research analyst and portfolio manager.

EQU-11-01  November 4, 2011
1.712069.113

Supplement to the
Fidelity® Equity-Income Fund
Class K
April 1, 2010
Prospectus

Effective November 4, 2011, the following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 5.

James Morrow (lead portfolio manager), Adam Kramer (co-manager), and Ramona Persaud (co-manager) have managed the fund since October 2011.

Effective November 4, 2011, the following information replaces the biographical information found in the "Fund Management" section on page 18.

James Morrow is lead portfolio manager of Fidelity Equity-Income Fund, which he has managed since October 2011. He also manages other Fidelity funds. Since joining Fidelity Investments in 1999, Mr. Morrow has worked as a research analyst and portfolio manager.

Adam Kramer is co-manager of Fidelity Equity-Income Fund, which he has managed since October 2011. He also manages other Fidelity funds. Since joining Fidelity Investments in 2000, Mr. Kramer has worked as a research analyst, a portfolio assistant, and a portfolio manager.

Ramona Persaud is co-manager of Fidelity Equity-Income Fund, which she has managed since October 2011. Since joining Fidelity Investments in 2003, Ms. Persaud has worked as a research analyst and portfolio manager.

EQU-K-11-01  November 4, 2011
1.900366.102